Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Schedule of intangible assets and goodwill

	Goodwill	Acquired IP	Computer Software	Patents	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2021	5,985	38,054	98	150	44,287
Additions	—	—	53	—	53
Foreign Currency Translation	336	2,055	—	—	2,391
At December 31, 2022	6,321	40,109	151	150	46,731
Additions	—	—	200	—	200
Foreign Currency Translation	(135)	(827)	—	—	(962)
At December 31, 2023	6,186	39,282	351	150	45,969
Accumulated Amortisation
At December 31, 2021	—	1,850	77	45	1,972
Amortisation Charge- R&D Expenses	—	4,611	16	15	4,642
Amortisation Charge- G&A Expenses	—	—	3	—	3
Foreign Currency Translation	—	191	—	—	191
At December 31, 2022	—	6,652	96	60	6,808
Amortisation Charge- R&D Expenses	—	4,601	47	15	4,663
Amortisation Charge- G&A Expenses	—	—	8	—	8
Foreign Currency Translation	—	(155)	—	—	(155)
At December 31, 2023	—	11,098	151	75	11,324
Carrying Value
At December 31, 2023	6,186	28,184	200	75	34,645
At December 31, 2022	6,321	33,457	55	90	39,923